SHAREHOLDERS’ EQUITY (Details Narrative) $ in Thousands			6 Months Ended
	Feb. 13, 2022 ₪ / shares shares	Feb. 11, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 ₪ / shares shares	Feb. 28, 2022 shares	Feb. 11, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					₪ 0.01			₪ 0.01
Proceeds from issuance of ordinary shares and warrants | $				$ 31,921
Subject to possible redemption | shares					0	615,366		615,366
Board of Directors [Member] | Inducement Plan 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value	₪ 0.01
New Issues | shares	2,000,000
Share Purchase Agreement [Member] | At The Market [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value							₪ 0.01
Proceeds from issuance of ordinary shares and warrants | $		$ 50,000